Performance Management - PGIM Government Money Market Fund	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]	The following bar chart shows the Fund's performance for Class Z shares for the last 10 calendar years. The following table shows the average annual returns of each of the Fund’s share classes. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.Prior to March 30, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that as a government money market fund, the Fund no longer holds. Consequently, the performance information below may have been different if the current investment limitations had been in effect prior to the Fund’s conversion to a government money market fund. Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at pgim.com/investments.
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the Fund's performance for Class Z shares for the last 10 calendar years. The following table shows the average annual returns of each of the Fund’s share classes. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Bar Chart [Heading]	Annual Total Returns (Class Z Shares)1
Bar Chart Closing [Text Block]	Best Quarter:Worst Quarter:1.26%4th Quarter 20230.00%2nd Quarter 2015[1] The total return of the Fund's Class Z shares from January 1, 2025 throughJune 30, 2025was1.95%
Performance Table Heading	Average Annual Total Returns % (as of 12-31-24)1
Money Market Seven Day Yield, Caption [Optional Text]	7 Day Current Yield % (as of 12-31-24)1
Performance Availability Website Address [Text]	pgim.com/investments
A
Prospectus [Line Items]
Money Market Seven Day Yield	3.75%	[1]
C
Prospectus [Line Items]
Money Market Seven Day Yield	3.76%	[1]
Z
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	1 The total return of the Fund's Class Z shares from January 1, 2025 through
Bar Chart, Year to Date Return	1.95%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Jun. 30, 2015
Money Market Seven Day Yield	4.00%	[1]

[1]	The Fund's returns and yields are after deduction of expenses.